Income Taxes - Summary of Reconciliation of Deferred Tax Assets and Liabilities, Net (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred Tax (Liability) Asset Beginning Balance	$ 86,613,327	$ 104,573,985	$ 98,589,818
Deferred tax benefit	(3,894,384)	1,994,063	5,151,492
Translation effect	2,047,916	(8,854,010)	(1,687,276)
Deferred tax benefit recognized in OCI	8,838,714	2,013,480	2,760,313
Deferred taxes acquired in business combinations	(276,568)	(25,827)	(240,362)
Hyperinflationary effect in Argentina	(5,254,149)	(4,907,151)
Effect of adoption of IFRS 9		544,628
Effect of adoption of IFRS 15		(8,725,841)
Deferred tax (liability) asset ending balance	88,074,856	86,613,327	104,573,985
Presented in the consolidated statements of financial position as follows:
Deferred income tax assets				$ 106,167,897	$ 5,634	$ 111,186,768	$ 116,571,349
Deferred income tax liabilities				(18,093,041)	$ (960)	(24,573,441)	(11,997,364)
Deferred tax assets and liabilities, net	$ 86,613,327	$ 104,573,985	$ 98,589,818	$ 88,074,856		$ 86,613,327	$ 104,573,985